RELATED PARTY TRANSACTIONS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 USD ($) $ / shares shares
Related Party Transaction [Line Items]
Balance payable, related party	$ 134,904	$ 134,904	$ 90,602	$ 90,602
Stock options granted | shares		150,000		275,000
Exercise price for stock options granted | $ / shares	$ 2.59		$ 1.3
A private company of which a related party is a 50% shareholder and director [Member]
Related Party Transaction [Line Items]
Amounts of transaction which related party is entitled to receive		$ 537,105		$ 398,593		$ 360,221
Due from related party	$ 90,602	90,602	$ 90,602	90,602
Balance payable, related party	134,904	134,904	134,904	134,904
Amount payable for expenses earned for work on behalf of company	$ 0	0	$ 0	0
Consulting fees paid to shareholder and directors		$ 1,074,210		$ 797,186		$ 720,442
Insiders [Member]
Related Party Transaction [Line Items]
Stock options granted | shares				175,000		62,500
Exercise price for stock options granted | (per share)			$ 1.3	$ 0.95	$ 0.92	$ 0.68
Consulting fees paid to shareholder and directors				$ 88,543		$ 23,750